Financial Instruments (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 9,945,778	$ 109,288,972	$ (55,220,514)
Cash flow hedges [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 12,415,374	$ 2,168,254	$ 4,068,855